Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Aggressive Fund and Columbia Portfolio Builder Total Equity Fund (the Funds)

Supplement dated May 10, 2011

to the Prospectuses dated April 1, 2010 and April 11, 2011

For each Fund

Effective May 10, 2011, the information in the “Summary of the Fund” under the caption “Fund Management” is hereby revised and replaced with the following:

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since

Anwiti Bahuguna, Ph.D.	Portfolio Manager	May 2010

Kent M. Bergene	Portfolio Manager	March 2004

Colin Moore	Portfolio Manager	May 2010

Kent M. Peterson, Ph.D.	Portfolio Manager	May 2010

Marie M. Schofield, CFA	Portfolio Manager	May 2010

The portfolio managers responsible for the Fund’s day-to-day portfolio management, as described in the Fund’s prospectus in the “More Information About the Funds” section under the caption “Fund Management and Compensation — ” is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Anwiti Bahuguna, Ph.D., Portfolio Manager

•	Managed the Funds since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2002.

•	Began investment career in 1998.

•	BS from St. Stephen’s College, Delhi University and a Ph.D. from Northeastern University.

Kent M. Bergene, Portfolio Manager

•	Managed the Funds since March 2004.

•	Joined the investment manager in 1981.

•	Vice President, Mutual Fund Products, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

•	BS, University of North Dakota.

Colin Moore, Portfolio Manager

•	Managed the Funds since May 2010.

•	Chief Investment Officer of the investment manager.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

•	Began investment career in 1983.

•	London Business School — Investment Management Program.

Kent M. Peterson, Ph.D., Portfolio Manager

•	Managed the Funds since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

•	Began investment career in 1999.

•	BA from Cornell University and a Ph.D. from Princeton University.

Marie M. Schofield, CFA, Portfolio Manager

•	Managed the Funds since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990.

•	Began investment career in 1975.

•	BS from the College of Saint Rose.

The rest of this section remains the same.

S-6411-1 A (5/11)